Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 14, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP FOUNDATION FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001048133
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2013
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
DELAWARE FOUNDATION GROWTH ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Foundation® Growth Allocation Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Foundation Growth Allocation Fund performed?
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
* Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	cik0001048133_SupplementTextBlock
DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Growth Allocation Fund

Supplement to the Funds’ Statutory Prospectus
dated January 28, 2013

The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Growth Allocation Fund performed?” on page 9.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.14%	0.89%	6.63%
Class A return after taxes on distributions	5.88%	0.39%	6.08%
Class A return after taxes on distributions and sale of Fund shares	4.35%	0.59%	5.67%
Class B return before taxes	8.59%	1.24%	6.61%
Class C return before taxes	10.77%	1.34%	6.45%
Class R return before taxes (lifetime: 6/2/03-12/31/12)	12.24%	1.85%	6.13%
Institutional Class return before taxes	12.77%	2.35%	7.52%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

*  Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.

DELAWARE FOUNDATION GROWTH ALLOCATION FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.10%
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.14%
5 years	rr_AverageAnnualReturnYear05	0.89%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.63%
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.88%
5 years	rr_AverageAnnualReturnYear05	0.39%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.08%
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.35%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.67%
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.59%
5 years	rr_AverageAnnualReturnYear05	1.24%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.61%
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.77%
5 years	rr_AverageAnnualReturnYear05	1.34%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.45%
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(lifetime:6/2/03-12/31/12)
1 year	rr_AverageAnnualReturnYear01	12.24%
5 years	rr_AverageAnnualReturnYear05	1.85%
Lifetime	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2003
DELAWARE FOUNDATION GROWTH ALLOCATION FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.77%
5 years	rr_AverageAnnualReturnYear05	2.35%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.52%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Foundation® Moderate Allocation Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Foundation Moderate Allocation Fund performed?
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	cik0001048133_SupplementTextBlock
DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Moderate Allocation Fund

Supplement to the Funds’ Statutory Prospectus
dated January 28, 2013

The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Moderate Allocation Fund performed?” on page 14.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years or lifetime
Class A return before taxes	4.91%	2.98%	6.64%
Class A return after taxes on distributions	4.54%	2.44%	6.11%
Class A return after taxes on distributions and sale of Fund shares	3.41%	2.29%	5.59%
Class B return before taxes	6.48%	2.99%	6.61%
Class C return before taxes	9.54%	3.41%	6.45%
Class R return before taxes (lifetime: 6/2/03-12/31/12)	11.15%	3.91%	6.19%
Institutional Class return before taxes	11.67%	4.43%	7.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.

DELAWARE FOUNDATION MODERATE ALLOCATION FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.10%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.18%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.91%
5 years	rr_AverageAnnualReturnYear05	2.98%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.64%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.54%
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.11%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.41%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.59%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.48%
5 years	rr_AverageAnnualReturnYear05	2.99%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.61%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.54%
5 years	rr_AverageAnnualReturnYear05	3.41%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.45%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.15%
5 years	rr_AverageAnnualReturnYear05	3.91%
Lifetime	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2003
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.67%
5 years	rr_AverageAnnualReturnYear05	4.43%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.53%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Foundation® Conservative Allocation Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Foundation Conservative Allocation Fund performed?
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
* Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	cik0001048133_SupplementTextBlock
DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Conservative Allocation Fund

Supplement to the Funds’ Statutory Prospectus
dated January 28, 2013
The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Conservative Allocation Fund performed?” on page 19.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.30%	4.45%	6.25%
Class A return after taxes on distributions	2.55%	3.34%	5.25%
Class A return after taxes on distributions and sale of Fund shares	2.33%	3.22%	4.91%
Class B return before taxes	5.48%	5.01%	6.31%
Class C return before taxes	7.73%	4.92%	6.07%
Class R return before taxes (lifetime: 6/2/03-12/31/12)	9.29%	5.43%	6.03%
Institutional Class return before taxes	9.71%	5.95%	7.14%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

*  Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.

DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.18%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.30%
5 years	rr_AverageAnnualReturnYear05	4.45%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.25%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.55%
5 years	rr_AverageAnnualReturnYear05	3.34%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.25%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.33%
5 years	rr_AverageAnnualReturnYear05	3.22%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.91%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.48%
5 years	rr_AverageAnnualReturnYear05	5.01%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.31%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.73%
5 years	rr_AverageAnnualReturnYear05	4.92%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.07%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.29%
5 years	rr_AverageAnnualReturnYear05	5.43%
Lifetime	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2003
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.71%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.14%